UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prime Logic Capital, LLC
Address:  135 East 57th Street, 11th Floor
          New York, New York 10022

13F File Number: 28-12827


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc Cummins
Title:  Managing Member
Phone:  (212) 607-2576


Signature, Place and Date of Signing:


/s/ Marc Cummins              New York, New York            August 13, 2009
--------------------          ------------------         --------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      9

Form 13F Information Table Value Total:   $9,325
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                    FORM 13F INFORMATION TABLE
                                                             June 30, 2009



COLUMN 1                          COLUMN  2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (X$1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
ALTERNATIVE ASSET MGMT ACQU   *W EXP 08/01/201   02149U119    194    1,488,559  PRN          SOLE       NONE   1,488,559
AMBASSADORS INTL INC          COM                023178106     88      293,759  SH           SOLE       NONE     293,759
GSC ACQUISITION COMPANY       *W EXP 06/25/201   40053G114      1      963,785  PRN          SOLE       NONE     963,785
HYTHIAM INC                   COM                44919F104    348    1,218,923  SH           SOLE       NONE   1,218,923
LIBERTY ACQUISITION HLDGS CO  *W EXP 12/12/201   53015Y115    368      920,870  PRN          SOLE       NONE     920,870
NATHANS FAMOUS INC NEW        COM                632347100  5,278      396,529  SH           SOLE       NONE     396,529
PROSHARES TR                  PSHS ULSHT SP500   74347R883    166        3,000  SH           SOLE       NONE       3,000
PROTECTION ONE INC            COM                743663403  2,580      602,708  SH           SOLE       NONE     602,708
XCORPOREAL INC                COM                98400P104    302    1,162,276  SH           SOLE       NONE   1,162,276




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